Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	$ (394)	$ 111	$ (258)	$ 661
Comprehensive loss attributable to noncontrolling interests	(6)	(13)	(7)	(9)
Comprehensive income (loss) attributable to CNH Industrial N.V.	(388)	124	(251)	670
CNH Industrial N.V. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(388)	124	(251)	670
Comprehensive income (loss) attributable to CNH Industrial N.V.	(388)	124	(251)	670
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(22)	254	108	595
Comprehensive income (loss) attributable to CNH Industrial N.V.	(22)	254	108	595
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	32	138	318	433
Comprehensive income (loss) attributable to CNH Industrial N.V.	32	138	318	433
All Other Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(589)	(530)	(770)	(204)
Comprehensive loss attributable to noncontrolling interests	(6)	(13)	(7)	(9)
Comprehensive income (loss) attributable to CNH Industrial N.V.	(583)	(517)	(763)	(195)
Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	573	125	337	(833)
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 573	$ 125	$ 337	$ (833)